Segment Information - Schedule of Non-Current Assets per Geographical Segment (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Non-Current Assets per Geographical Segment [Line Items]
Non-current assets, value	$ 30,844,553	$ 3,962,914	$ 14,605,674
Non-current assets, percentage	100.00%	100.00%	100.00%
Hong Kong [Member]
Schedule of Non-Current Assets per Geographical Segment [Line Items]
Non-current assets, value	$ 27,383,448	$ 3,518,231	$ 9,653,379
Non-current assets, percentage	89.00%	89.00%	66.00%
PRC [Member]
Schedule of Non-Current Assets per Geographical Segment [Line Items]
Non-current assets, value	$ 3,461,105	$ 444,683	$ 4,952,295
Non-current assets, percentage	11.00%	11.00%	34.00%